Convertible Preferred Shares - Disclosure of Movement in Preference Shares at End of Each Reporting Period (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Movement in Preference Shares at End of Each Reporting Period [Line Items]
Beginning Balance	$ 448,120
Ending Balance			$ 448,120
Series C Preferred Shares [Member] | Preferred Shares [Member] | Level 3 Fair Value [Member]
Disclosure of Movement in Preference Shares at End of Each Reporting Period [Line Items]
Beginning Balance	511,861	$ 322,215	322,215	$ 284,791	$ 133,969
Issue of Series C Preferred Shares					124,250
Change in fair value	76,430	(23,669)	189,646	37,424	26,572
Conversion to common stock	(588,291)
Ending Balance	$ 0	$ 298,546	$ 511,861	$ 322,215	$ 284,791